FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


1.      Name and address of Issuer:    The BBH Trust
                                       40 Water Street
                                       Boston, MA  02109

2. The name of each series or class of funds for which this Form is being filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [ ]

        The BBH U.S. Treasury Fund
        The BBH Tax Exempt Money Fund

3.      Investment Company Act File Number: 811-03779
        Securities Act File Number:         033-39020

4(a).   Last day of fiscal year for which this notice is filed:   June 30, 2006

4(b). [ ] Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

        Note: If Form is being filed late, interest must be paid on the registration fee due.

4(c). [] Check the box if this is the last time the issuer will be filing this Form.

5.      Calculation of registration fee:

        (i) Aggregate sale price of securities sold during the fiscal year pursuant to section 24(f):

        The BBH U.S. Treasury Fund	 243,193,131.00
        The BBH Tax Exempt Money Fund	 550,357,200.00

        (ii) Aggregate price of securities redeemed or
        The BBH U.S. Treasury Fund	 (272,459,489.00)
        The BBH Tax Exempt Money Fund	 (494,840,334.00)

        (iii)Aggregate price of securities redeemed or
             repurchased during any prior fiscal year
             ending no earlier than October 11, 1995 that
             were not previously used to reduce
             registration fee payable to the Commission:
As of June 30, 2005
	 -
	 (8,182,844.00)



        (iv) Total available redemption credits
             [add Items 5(ii) and 5(iii)]:               	 (775,482,667.00)

        (v)  Net sales - if Item 5(i) is greater
             than Item 5(iv)[subtract Item 5(iv)
             from Item 5(i)]:               	 18,067,664.00

        (vi) Redemption credits available for use
             in future years - if Item 5(i) is less
             than Item 5(iv)[subtract Item
             5(iv) from Item 5(i):                       	 -

        (vii)Multiplier for determining registration fee
             (See Instruction C.9)                        	0.000107

       (viii)Registration fee due [multiply Item 5(v) by Item
             5 (vii) (enter "0" if no fee is due):           	 1,933.24

6.      Prepaid Shares

     If the response to Item 5(i)
     was determined  by  deducting
       an  amount  of  securities that were
      registered  under the Securities
      Act of 1933 pursuant
     to rule 24e-2 as in effect  before
       [effective  date of  rescission of rule
     24e-2],  then  report the amount
     of  securities  (number of shares or other
     units deducted here:  _____ .
      If there is a number of shares or
     other units  that were registered
     pursuant to rule 24e-2
     remaining unsold at the end of
     the fiscal year for which this
       form is filed that are  available
   for use by  the issuer in future fiscal years,
    then state that number here: _____.	 -

7.   Interest  due - if this Form is being filed
     more than 90 days after the	 -
     end of the issuer's fiscal year
     (see Instruction D):



8.   Total of the amount of the
      registration  fee due plus
    any  interest due
     [line 5(vii) plus line 7]:	 1,933.24



9.   Date the  registration
      fee and any  interest  payment
     was sent to the
     Commission's lockbox depository:

     September 26, 2006

     Method of Delivery:

          [x]   Wire Transfer
          [ ]   Mail or other means

                                   SIGNATURES

This report has been signed
below by the following persons
on behalf of the
issuer and in the capacities
and on the dates indicated.

By (Signature and Title)*
/s/Charles Schreiber
Principal Financial Officer